Investment Risks - BALLAST SMALL/MID CAP ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Small And Midcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Company Risk. Securities of companies with small and mid-cap market capitalizations are often more volatile and less liquid than investments in larger companies. Small and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Active Management Risk [Member]
Prospectus [Line Items]
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●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
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●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this Prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Underlying Funds Risk [Member]
Prospectus [Line Items]
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●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

Money Market Fund Risks [Member]
Prospectus [Line Items]
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●	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Operational Risk [Member]
Prospectus [Line Items]
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●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency